Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Equity Investments [Table Text Block]
	2012	2011
Condensed income statement information:
Net sales	$1,862,223	$-
Gross margin	$419,696	$-
Net loss	$(258,450)	$(36,849)
Company's equity in net income (loss)	$67,675	$(14,371)

Condensed balance sheet information:

Current assets	$3,018,413	$1,364,720
Noncurrent assets	$577,291	$177,960
Total assets	$3,595,704	$1,542,680

Current liabilities	$1,578,030	$10
Noncurrent liabilities	$182,151	$-
Equity	$1,835,523	$1,542,670
Total liabilities and equity	$3,595,704	$1,542,680